Summary of Significant Accounting Policies Components of Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Inventory [Line Items]
Raw materials	$ 212,027	$ 125,909
Work in process	13,898	8,287
Finished goods	209,972	78,788
Supplies and materials	158,394	119,284
Inventories	$ 594,291	$ 332,268